Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	$ 609,603,369	$ 705,089,666
Non-financial public sector	2,206,935	4,628,306
Other financial entities	935,413	2,948,987
Non-financial private sector	606,461,021	697,512,373
Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	292,808,378	339,289,013
Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	57,938,048	82,816,392
Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	66,061,965	72,139,809
Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	77,306,616	83,692,037
Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	69,391,226	68,722,652
Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	9,496,434	15,263,564
Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	12,095,254	14,790,078
Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	17,889,660	16,585,694
Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	665,239	963,621
Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,621,809	3,116,624
Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	186,392	132,889
Stage 1 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	479,452,940	514,367,442
Non-financial public sector	213,611	139,590
Other financial entities	127	4,086
Non-financial private sector	479,239,202	514,223,766
Stage 1 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	274,924,089	323,205,610
Stage 1 collective [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	31,183,788	31,780,091
Stage 1 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	44,869,029	40,312,462
Stage 1 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	65,880,196	61,670,626
Stage 1 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	44,682,587	39,999,096
Stage 1 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,247,027	2,312,433
Stage 1 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,480,513	2,817,845
Stage 1 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	9,787,338	8,346,506
Stage 1 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	503,461	643,481
Stage 1 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,496,835	3,025,323
Stage 1 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	184,339	110,293
Stage 1 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	104,988,725	157,218,100
Non-financial public sector	1,993,184	4,488,641
Other financial entities	935,286	2,944,901
Non-financial private sector	102,060,255	149,784,558
Stage 1 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,148,236	2,745,926
Stage 1 individual [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	24,274,647	46,464,909
Stage 1 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	17,883,431	22,054,630
Stage 1 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	8,552,942	19,022,152
Stage 1 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	23,420,277	27,407,746
Stage 1 individual [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,225,151	12,006,425
Stage 1 individual [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	9,527,822	11,867,948
Stage 1 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,874,875	7,923,998
Stage 1 individual [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	152,874	290,824
Stage 2 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	17,579,354	17,852,932
Non-financial public sector	29	75
Non-financial private sector	17,579,325	17,852,857
Stage 2 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	12,067,795	10,040,814
Stage 2 collective [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	746,964	845,026
Stage 2 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	799,999	3,065,295
Stage 2 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,522,295	2,421,080
Stage 2 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,061,948	1,011,514
Stage 2 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	21,074	35,904
Stage 2 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	60,956	94,079
Stage 2 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	184,136	221,929
Stage 2 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,295	25,968
Stage 2 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	104,849	69,117
Stage 2 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,014	22,131
Stage 2 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	2,570,188	9,225,497
Non-financial private sector	2,570,188	9,225,497
Stage 2 individual [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,329,244	3,533,350
Stage 2 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,240,944	5,692,147
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	5,012,162	6,425,695
Non-financial public sector	111
Non-financial private sector	5,012,051	6,425,695
Stage 3 [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,668,258	3,296,663
Stage 3 [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	403,405	193,016
Stage 3 [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,268,562	1,015,275
Stage 3 [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	351,183	578,179
Stage 3 [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	226,414	304,296
Stage 3 [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,182	908,802
Stage 3 [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	25,963	10,206
Stage 3 [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	43,311	93,261
Stage 3 [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,609	3,348
Stage 3 [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	20,125	22,184
Stage 3 [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	$ 39	$ 465